SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - Leases (Details)	Jan. 31, 2025
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Finance Lease, Liability, Noncurrent, Statement of Financial Position [Extensible Enumeration]	Other liabilities
Finance Lease, Liability, Statement of Financial Position [Extensible Enumeration]	Total property and equipment, net